Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 116	$ 77
Short-term investments	1,576	1,277
Receivables:
Trade	299	269
Due from affiliates	113	110
Notes receivable from affiliate	7	163
Other	92	99
Total receivables	511	641
Allowance for doubtful accounts	(29)	(14)
Net receivables	482	627
Inventories	780	762
Prepaid expenses	94	44
Other current assets	80	61
Total current assets	3,128	2,848
Net property, plant and equipment	1,077	1,006
Investments in and advances to affiliates	851	773
Goodwill	22	19
Other non-current assets	83	109
Total assets	5,161	4,755
Current liabilities:
Notes payable to banks	162	121
Current maturities of long-term debt	53	17
Accounts payable	256	194
Payables due to affiliates	16	22
Accrued compensation and benefits	118	118
Deferred revenue	47	66
Deferred revenue from affiliates	34	48
Accrued voyage costs	35	52
Accrued commodity inventory	6	35
Other current liabilities	91	112
Total current liabilities	818	785
Long-term debt, less current maturities	482	499
Accrued pension liability	128	121
Deferred income taxes	112	77
Long-term income tax liability	111
Other liabilities and deferred credits	102	98
Total non-current liabilities	935	795
Commitments and contingent liabilities
Stockholders' equity:
Common stock of $1 par value. Authorized 1,250,000 shares; issued and outstanding 1,170,550	1	1
Accumulated other comprehensive loss	(354)	(304)
Retained earnings	3,750	3,465
Total Seaboard stockholders' equity	3,397	3,162
Noncontrolling interests	11	13
Total equity	3,408	3,175
Total liabilities and stockholders' equity	$ 5,161	$ 4,755